DERIVATIVE INSTRUMENTS - Schedule of Gain (Losses) Recognized in Income on Derivatives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ 632	$ 2	$ 192	$ (362)
Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	693	232	257	(102)
Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	0	20	0	33
Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	20	(234)	80	(281)
Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	172	(14)	109	(15)
Interest rate options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(7)	0	(9)	0
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	(59)	(2)	(58)	3
Inflation swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total	$ (187)	$ 0	$ (187)	$ 0